Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
The Compensation Discussion and Analysis section of this Proxy Statement sets forth the financial and other factors considered by the Compensation Committee when reviewing and setting the compensation of our CEO and other named executive officers for the fiscal year 2023. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K
(“Item 402(v)”), the amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to
Non-CEO
NEOs” have been calculated in a manner consistent with Item 402(v). Footnotes (2) and (4) below set forth the adjustments from the total compensation for each NEO reported in the Summary Compensation Table (“SCT”) above. They do not reflect the actual amount of compensation earned by or paid to our non-CEO
NEOs during the applicable year. For information regarding the non-CEO
NEOs
’ compensation for each fiscal year, please see the Compensation Discussion and Analysis and the Executive Compensation sections of this Proxy Statement and the Executive Compensation section of our 2023 Proxy Statement, as applicable.
The following table provides summary information concerning pay versus performance for our CEO and non-CEO
NEOs for the years ended December 31, 2023, 2022 and 2021.

					Value of Initial Fixed $100 investment based on:

Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (2)(5)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (4)(5)	Total Stockholder Return ($) (6)	Index Total Stockholder Return ($) (7)	Net Income ($ Millions) (8)	Total Revenue ($ Millions) (9)

2023	7,031,795	(15,584,729)	4,576,451	(5,182,198)	20.96	70.41	(1.9)	1,051.8

2022	16,234,030	(41,123,355)	7,707,501	(2,765,959)	29.94	49.12	(114.1)	903.5

2021	1,125,200	75,084,565	956,913	16,653,709	48.16	93.68	281.7	760.9

(1)	Reflects compensation amounts reported in the “Summary Compensation Table” for our then-CEO, Whitney Wolfe Herd, for the respective years shown.

(2)	Compensation actually paid (“CAP”) to our CEO in 2023 reflects the respective amounts set forth above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2023

CEO	Whitney Wolfe Herd

SCT Total Compensation ($)	7,031,795

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(5,943,759)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	3,878,052

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(18,956,975)

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(1,593,842)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—

Add: Incremental Fair Value of Stock and Option Awards from Prior Years that were Modified during the Covered Year ($)	—

Compensation Actually Paid ($)	(15,584,729)

(3)	The following non-CEO named executive officers are included in the average figures shown below:

2023: Tariq M. Shaukat (Former President), Anuradha B. Subramanian (Chief Financial Officer) and Laura Franco (Former Chief Legal and Compliance Officer)

2022: Tariq M. Shaukat (Former President), Anuradha B. Subramanian (Chief Financial Officer) and Laura Franco (Former Chief Legal and Compliance Officer)

2021: Tariq M. Shaukat and Anuradha B. Subramanian

(4)	Average CAP for our non-CEO NEOs in 2023 reflects the respective amounts set forth above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2023

Non-CEO NEOs	See note (3)

SCT Total Compensation ($)	4,576,451

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(4,019,998)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	1,559,838

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(1,562,832)

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(1,855,992)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	(3,931,526)

Add: Incremental Fair Value of Stock and Option Awards from Prior Years that were Modified during the Covered Year ($)	51,861

Compensation Actually Paid ($)	(5,182,198)

(5)
CAP, as required under SEC rules, reflects adjustments to unvested and vested equity awards during the years shown in the table based on year-end
(or vesting date) accounting valuations. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant decrease to 2023 and 2022 CAP).

The valuation methodology for Exit-Vesting Incentive Unit fair values is calculated based on the Monte Carlo pricing model (or the stock price in the case of a vesting date value).
As of the measurement date, adjustments to the fair values have been made using the stock price as of the measurement date and updated assumptions (i.e., expected time to liquidity event, volatility, dividend yield, risk free interest rates).
The weighted-average assumptions the Company used in the Monte Carlo model for the modified Exit-Vesting Incentive Units are as follows:

Date	Dividend Yield	Expected Volatility	Risk-Free Interest Rate	Expected Time to Liquidity Event (Years)

12/31/2021	—	60%	0.47%	1.3

7/15/2022	—	60%	2.1% to 3.1%	1.0

12/31/2022	—	75%	4.1% to 4.7%	1.0

12/31/2023	—	50%	4.4% to 5.5%	0.75
On July 15, 2022 (the “Modification Date”), the Exit-Vesting Incentive Units were modified to also provide for time-based vesting in 36 equal installments, with the first installment vesting on August 29, 2022, and subsequent installments vesting on each of the next 35 monthly anniversaries of August 29, 2022, subject to the award holder’s continued employment through each applicable vesting date and subject to other terms and conditions of the award. Incremental expense associated with the modification of the Exit-Vesting Incentive Units for the CEO was $15.0 million and average incremental expense associated with this modification for
Non-CEO
NEOs was $2.2 million. These amounts are expected to be recognized over a period of 3.0 years and is disclosed in the Summary Compensation Table. If the performance conditions are met prior to their respective time-vesting schedules, vesting of these Exit-Vesting Incentive Units and the associated stock-based compensation will be accelerated pursuant to the terms of the award agreements. The fair value of the Exit-Vesting
Incentive
Units as of the date of any vesting date since the Modification Date is based on the Company’s stock price as of such vesting date.

Incremental expense for the modified Exit-Vesting Incentive Units was based on the Modification Date fair value of modified Exit-Vesting Incentive Units. The Modification Date fair value was measured using a Monte Carlo model, which incorporates various assumptions noted above.
The valuation methodology for Time-Vesting Incentive Unit and stock option fair values is calculated based on the Black-Scholes option pricing model as of the dates below. As of each measurement date, adjustments to the fair values have been made using the stock price as of the dates below and updated assumptions (i.e., expected life, volatility, dividend yield, risk free interest rates) as of the measurement date.
The assumptions the Company used in the Black-Scholes model for the Time-Vesting Incentive Units at each measurement date are as follows:

Date	Dividend Yield	Expected Volatility	Risk-Free Interest Rate	Expected Life (Years)

12/31/2021	—	55% to 60%	0.1% to 1.1%	0.1 to 3.8

12/31/2022	—	75%	4.1% to 4.7%	0.1 to 2.8

12/31/2023	—	50%	4.3% to 5.5%	0.1 to 1.8
The assumptions the Company used in the Black-Scholes model for the stock at each measurement date are as follows:

Date	Dividend Yield	Expected Volatility	Risk-Free Interest Rate	Expected Life (Years)

12/31/2022	—	55%	3.9% to 4.0%	4.8 to 6.3

12/31/2023	—	55%	3.9%	3.8 to 4.2
Time-vesting RSU fair values are calculated using the stock price. The value of the Time-Vesting Incentive Units as of the date of any vesting date is based on the Company’s stock price as of such vesting date. Adjustments have been made using the stock price as of year-end.

(6)
For the relevant fiscal year, represents the cumulative total stockholder return
(“TSR”) of Bumble for the measurement periods ending on December 31, 2023, and 2022 and from February 10, 2021 to December 31, 2021.

(7)
For the relevant fiscal year, represents the cumulative TSR of the Nasdaq CTA Internet Index (the “Index”) for the measurement periods ending on December 31 of each of 2023, 2022 and 2021, respectively. The Nasdaq CTA Internet Index is the same index we use in our performance graph in the Company’s Annual Reports on Form
10-K
for the year ended December 31, 2023.

(8)
Reflects “Net earnings (loss)” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form
10-K
for each of the years ended December 31, 2023, 2022 and 2021.

(9)	Reflects “Revenue” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022 and 2021.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
(3)	The following non-CEO named executive officers are included in the average figures shown below:

2023: Tariq M. Shaukat (Former President), Anuradha B. Subramanian (Chief Financial Officer) and Laura Franco (Former Chief Legal and Compliance Officer)

2022: Tariq M. Shaukat (Former President), Anuradha B. Subramanian (Chief Financial Officer) and Laura Franco (Former Chief Legal and Compliance Officer)

2021: Tariq M. Shaukat and Anuradha B. Subramanian

Peer Group Issuers, Footnote
(7)
For the relevant fiscal year, represents the cumulative TSR of the Nasdaq CTA Internet Index (the “Index”) for the measurement periods ending on December 31 of each of 2023, 2022 and 2021, respectively. The Nasdaq CTA Internet Index is the same index we use in our performance graph in the Company’s Annual Reports on Form
10-K
for the year ended December 31, 2023.

PEO Total Compensation Amount	$ 7,031,795	$ 16,234,030	$ 1,125,200
PEO Actually Paid Compensation Amount	$ (15,584,729)	(41,123,355)	75,084,565
Adjustment To PEO Compensation, Footnote
(2)	Compensation actually paid (“CAP”) to our CEO in 2023 reflects the respective amounts set forth above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2023

CEO	Whitney Wolfe Herd

SCT Total Compensation ($)	7,031,795

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(5,943,759)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	3,878,052

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(18,956,975)

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(1,593,842)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—

Add: Incremental Fair Value of Stock and Option Awards from Prior Years that were Modified during the Covered Year ($)	—

Compensation Actually Paid ($)	(15,584,729)

Non-PEO NEO Average Total Compensation Amount	$ 4,576,451	7,707,501	956,913
Non-PEO NEO Average Compensation Actually Paid Amount	$ (5,182,198)	(2,765,959)	16,653,709
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Average CAP for our non-CEO NEOs in 2023 reflects the respective amounts set forth above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2023

Non-CEO NEOs	See note (3)

SCT Total Compensation ($)	4,576,451

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(4,019,998)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	1,559,838

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(1,562,832)

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(1,855,992)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	(3,931,526)

Add: Incremental Fair Value of Stock and Option Awards from Prior Years that were Modified during the Covered Year ($)	51,861

Compensation Actually Paid ($)	(5,182,198)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
Identified in accordance with the requirements of Item 402(v)(6), the following performance measures, presented in no particular order, represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended December 31, 2023:

●	Total Revenue;

●	Adjusted EBITDA Margin; and

●	Total Paying Users.

Total Shareholder Return Amount	$ 20.96	29.94	48.16
Peer Group Total Shareholder Return Amount	70.41	49.12	93.68
Net Income (Loss)	$ (1,900,000)	$ (114,100,000)	$ 281,700,000
Company Selected Measure Amount	1,051,800,000	903,500,000	760,900,000
PEO Name	Whitney Wolfe Herd
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Total Paying Users
PEO | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,943,759)
PEO | Fair Value for Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,878,052
PEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,956,975)
PEO | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,593,842)
Non-PEO NEO | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,019,998)
Non-PEO NEO | Fair Value for Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,559,838
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,562,832)
Non-PEO NEO | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,855,992)
Non-PEO NEO | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,931,526)
Non-PEO NEO | Incremental Fair Value of Stock and Option Awards from Prior Years that were Modified during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 51,861